Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Composition of Net Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans	$ 411,866	$ 365,242
Deferred loan fees and costs	(2,638)	(3,059)
Allowance for loan losses	(5,262)	(3,061)	$ (2,231)
Net Loans	403,966	359,122
Real Estate Portfolio Segment [Member]
Loans	282,246	210,838
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans	9,779	7,528
Allowance for loan losses	(73)	(88)	(52)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	38,752	38,884
Allowance for loan losses	(292)	(362)	(351)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Loans [Member]
Loans	48,531	46,412
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans	29,344	24,043
Allowance for loan losses	(249)	(229)	(145)
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans	183,822	131,820
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	15,843	4,775
Allowance for loan losses	(119)	(62)	(250)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	4,706	3,788
Allowance for loan losses	(29)	(20)	$ (19)
Commercial Portfolio Segment [Member]
Loans	129,608	154,387
Consumer Portfolio Segment [Member]
Loans	$ 12	$ 17